Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 42,818	£ 51,010
Loans and advances
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	2,367	3,283
Debt securities and other eligible bills
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 40,451	£ 47,727